UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-3056

TRIDAN CORP.
(Exact name of registrant as specified in charter)

c/o Sichenzia Ross Ference LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Address of principal executive offices)

Robert M. Birnbaum c/o Sichenzia Ross Ferencer LLP
1185 Avenue of the Americas, 37th Floor, New York, NY 10036
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 239-0515

Date of fiscal year end:	April 30, 2019

Date of reporting period:	January 31, 2019

Item 1.	Schedule of Investments.

Attached on the following pages is a schedule of the registrant’s investments as of the close of its fiscal quarter ended January 31, 2019.

Tridan Corp.
Schedule of Investments Form NQ
January 31, 2019

	Principal Amount	Amortized Cost	Federal Tax Cost	Fair Value	Unrealized Gain (Loss)

Non St Supported Debt St Johns Univ - Insd
5.25% due July 1, 2021	1,000,000	1,020,389	1,020,389	1,079,950	59,561

Personal Inc Tax Rev Ref Educ.
5.50 % due March 15, 2025	500,000	528,438	528,438	601,185	72,747
					-
					-
5.0% due March 15, 2031	750,000	875,324	875,324	879,690	4,366
					-
					-
(Par Call October 1, 2026)					-
5.0% due October 1, 2033	1,000,000	1,139,424	1,139,424	1,151,860	12,436
					-
					-
5.0% due July 1, 2029	1,250,000	1,450,210	1,450,210	1,458,875	8,665
					-
					-
5.0% due November 15, 2035	1,015,000	1,169,844	1,169,844	1,178,973	9,129
					-
					-
Sales Tax					-
5.0% due June 15, 2024	165,000	193,954	193,954	192,614	(1,340)
					-
					-
5.0% due March 15, 2025	500,000	591,568	591,568	595,740	4,172
					-
					-
5.0% due June 15, 2026	1,300,000	1,521,962	1,521,962	1,578,681	56,719
					-
					-
(Par Call June 15,2024)					-
5.0% due December 15, 2026	500,000	570,782	570,782	582,595	11,813
					-
					-
5.0% due November 15, 2027	1,250,000	1,511,713	1,511,713	1,477,650	(34,063)
					-
					-

Sales Tax					-
(Par Call June 15, 2027)					-
5.0% due June 15, 2029	1,000,000	1,202,655	1,202,655	1,206,880	4,225
					-
					-
Auth Rev Sub Future Tax Secured					-
(Par Call November 1, 2019 @100):					-
5.00% due November 1, 2020	500,000	507,378	507,378	512,536	5,158
					-
5.00% due November 1, 2021	1,000,000	1,011,108	1,011,108	1,024,340	13,232
					-
					-
Rev Future Tax					-
(Par Call November 1, 2022 @100)					-
5.00% due November 1, 2026	550,000	579,364	579,364	611,704	32,340
					-
					-
4.0% due March 15, 2023	1,000,000	1,115,611	1,115,611	1,094,340	(21,271)
					-
					-
Agency					-
5.0% due May 1, 2025	750,000	909,928	909,928	888,150	(21,778)
					-
					-
of Modern Art					-
4.0% due February 1, 2023	400,000	444,451	444,451	436,816	(7,635)
					-
LTD Tax					-
5.0% due December 15, 2020	800,000	853,072	853,072	850,808	(2,264)
					-
					-
LTD Tax					-
5.0% due December 15, 2022	300,000	337,015	337,015	336,984	(31)
					-
					-
5.0% due December 15, 2023	100,000	120,081	120,081	115,088	(4,993)
					-
					-
5.0% due July 15, 2023	100,000	120,092	120,092	114,307	(5,785)
					-
					-

Limited Tax					-
(Par Call May 15, 2025)					-
5.0% due May 15, 2026	105,000	119,713	119,713	122,221	2,508
					-
					-
Museum of Modern Art					-
4.0% due April 01, 2026	500,000	575,918	575,918	571,035	(4,883)
					-
					-
AT Centereach					-
5.0% due August 01, 2020	150,000	158,511	158,511	157,703	(808)
					-
					-
(Par Call June 15, 2025)					-
4.0% due June 15, 2028	305,000	329,277	329,277	337,431	8,154
					-
					-
Gen Impt Unltd Tax					-
(Par Call October 1, 2020 @100)					-
4.00% due October 1, 2022	550,000	555,566	555,566	568,117	12,551
					-
					-
State Pers. Inc. Tax					-
5.5% due March 15, 2026	200,000	235,805	235,805	245,454	9,649
					-
					-
Lease Rev					-
(Par Call August 15, 2020 @100)					-
5.00 % due August 15, 2023	420,000	420,781	420,781	440,786	20,005
					-
					-
Unlimited Tax					-
(Par Call August 1, 2020 @100)					-
5.00 % due August 1, 2023	510,000	521,084	521,084	533,990	12,906
					-
					-
Unlimited Tax					-
(Par Call August 1, 2019 @100)					-
5.00 % due August 1, 2026	350,000	350,414	350,414	355,702	5,288
					-
					-
Fin Auth Wtr & Swr Rev					-
(Par Call June 15, 2019 @100)					-
5.00 % due June 15, 2027	500,000	501,128	501,128	505,945	4,817
					-
					-
5.375 % due March 1, 2028	150,000	152,846	152,846	176,190	23,344
5.0% due October 1, 2027					-
					-
Unlimited Tax					-
(Par Call December 15, 2022 @100)					-
5.0% due December 15, 2023	500,000	539,372	539,372	558,660	19,288
					-
					-

Limited Tax					-
5.00% due September 1, 2024	100,000	120,694	120,694	117,364	(3,330)
					-
					-
Central School District Unlimited Tax					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2026	280,000	323,389	323,389	329,274	5,885
					-
					-
(Par Call July 15, 2025 @100)					-
5.0% Unlimited tax due July 15, 2027	365,000	418,970	418,970	428,269	9,299
					-
					-
Limited Tax					-
(Par Call January 15, 2026 @100)					-
5.0% due January 15, 2027	135,000	157,142	157,142	160,279	3,137
					-
					-
Limited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	280,000	321,224	321,224	328,126	6,902
					-
					-
Unlimited Tax					-
(Par Call June 15, 2025 @100)					-
5.0% due June 15, 2027	200,000	231,603	231,603	233,988	2,385
					-
					-
(Par Call April 1, 2025 @100)					-
5.0% due April 1, 2028	100,000	111,334	111,334	115,294	3,960
					-
					-
					-
Ref Unlimited Tax					-
5.0% due June 15, 2020	250,000	259,429	259,429	261,523	2,094
					-
					-
					-
5.00% due September 1, 2021	550,000	584,710	584,710	596,981	12,271
					-
					-
School District Ref Unlimited Tax					-
5.00% due July 15, 2022	750,000	822,970	822,970	829,065	6,095
					-
					-

4.0% due June 15, 2022	200,000	215,910	215,910	216,272	362
					-
5.00% due January 15, 2023	430,000	454,686	454,686	483,423	28,737
					-
					-
Central School District Unlimited Tax					-
5.0% due January 15, 2024	400,000	426,437	426,437	459,916	33,479
					-
Central School District Unlimited Tax					-
5.0% due December 15, 2022	735,000	783,553	783,553	820,168	36,615
					-
Central School District Unlimited Tax					-
5.0% due December 15, 2022	125,000	133,121	133,121	140,510	7,389
					-
					-
Ref Unlimited Tax					-
(Par Call March 15, 2024 @100)					-
5.0% due March 15, 2025	285,000	314,737	314,737	329,360	14,623
					-
					-
Ref Unlimited Tax					-
(Par Call August 1, 2022 @100)					-
5.0% due August 1, 2023	250,000	270,230	270,230	277,135	6,905
					-
					-
(Par Call November 1, 2023 @100)					-
5.0% due November 1, 2029	140,000	148,735	148,735	159,996	11,261
					-
					-
Toll Bridge Sys Rev					-
5.0% due January 1, 2025	410,000	455,805	455,805	476,231	20,426
					-
					-
Ref Unlimited Tax					-
5.0% due September 15, 2024	250,000	282,749	282,749	291,658	8,909
					-
					-
Public Imports-Unlimited Tax					-
(Par Call February 15, 2023 @100)					-
5.0% due February 15, 2025	225,000	249,189	249,189	252,776	3,587
					-
					-
United Jewish Appeal					-
(Par Call July 1, 2024 @100)					-
5.0% due July 1, 2025	320,000	359,280	359,280	370,038	10,758
					-
					-

Limited Tax					-
(Par Call December 15, 2024 @100)					-
5.0% due December 15, 2027	500,000	570,323	570,323	581,995	11,672
					-
					-
Restructuring Ser TE					-
(Par Call December 15, 2023 @100)					-
5.0% due December 15, 2028	500,000	527,598	527,598	569,180	41,582
					-
					-
Central School District Unlimited Tax					-
(Par Call June 15, 2023 @100)					-
4.0% due June 15, 2025	535,000	563,326	563,326	573,926	10,600
					-
					-
4.0% due June 1, 2021	1,005,000	1,040,910	1,040,910	1,057,220	16,310
					-
					-
Unlimited Tax					-
4.00% due January 15, 2021	500,000	515,625	515,625	522,715	7,090
					-
					-
School District Ref Unlimited Tax					-
5.00% due December 15, 2020	250,000	256,944	256,944	265,685	8,741
					-
					-
					-
City University Sys Ref Cons 5th Gen					-
5.5% due July 1, 2019	1,000,000	1,002,970	1,002,970	1,016,080	13,110
					-
					-
					-
NY Holbrook Ref Unlimited Tax					-
5.25% due October 15, 2019	500,000	503,421	503,421	512,735	9,314
					-
					-
Suffolk					-
5.00% due March 15, 2019	185,000	185,876	185,876	185,732	(144)
					-
					-
Unlimited Tax					-
5.00% due November 15, 2019	450,000	457,923	457,923	462,099	4,176

	32,175,000	35,305,591	35,305,591	35,968,013	662,422

Item 2.	Controls and Procedures.

(a)
The registrant’s management, with the participation of its chief executive and chief financial officers, have evaluated the effectiveness of the company’s disclosure controls and procedures, within the 90-day period prior to the filing date of this report.  Based on that evaluation, the registrant’s chief executive and chief financial officers have concluded that such controls and procedures are effective to ensure that information required to be disclosed by the registrant on Form N-CSR and Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There has been no change in the registrant’s internal control over financial reporting that occurred during its last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Filed herewith as exhibits are the separate certifications for the registrant’s principal executive and principal financial officers.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tridan Corp.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	3/11/19

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Peter Goodman
Peter Goodman, President and Chief Executive Officer

Date	3/11/19

By (Signature and Title)	/s/ Mark Goodman
Mark Goodman, Treasurer and Chief Financial Officer

Date	3/11/19